BALANCE SHEETS (PARENTHETICAL) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Series A Preferred stock, par value	$ 0.001
Series A Preferred stock, shares authorized	51
Series A Preferred stock, shares issued	51
Series A Preferred stock, shares outstanding	51
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	24,857,413	11,159,574	4,308,625
Common stock, shares outstanding	24,857,413	11,159,574	4,308,625